Regulation and Rates (Detail)	11 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2013 USD ($)	Feb. 28, 2012 MW	Dec. 22, 2009 USD ($)	Nov. 09, 2009 MW	Nov. 08, 2009 MW
Regulatory Assets [Line Items]
Public Utilities, Rate Case, Deferred Storm Costs Threshold		$ 8,000,000
Facility Power Capacity | MW						343		273	229
Accrual for Environmental Loss Contingencies		25,200,000
Electric [Member]
Regulatory Assets [Line Items]
Environmental Exit Costs, Reasonably Possible Additional Losses, Low Estimate		5,700,000
Environmental Expense and Liabilities		13,400,000	$ 12,300,000	$ 10,900,000
Gas Plant [Member]
Regulatory Assets [Line Items]
Environmental Exit Costs, Reasonably Possible Additional Losses, Low Estimate		35,400,000
Environmental Expense and Liabilities		52,600,000	45,100,000	66,400,000
Subsidiaries [Member]
Regulatory Assets [Line Items]
Regulatory Liabilities Reclassified from Accumulated Depreciation		313,100,000	269,500,000
Storm Damage Costs Incurred During Period		29,700,000	9,400,000
Storm Damage Costs Deferred During Period		$ 18,000,000	$ 0
American Recovery and Reinvestment Tax Act of 2009, Grant Approved Amount				$ 205,300,000	$ 2,400,000		$ 28,700,000
American Recovery and Reinvestment Tax Act of 2009, Grant, Amortization Period Included in Customer Pass Through	11 months
American Recovery and Reinvestment Tax Act of 2009, Grant, Overall Average Rate Reduction	2.76%	0.26%
American Recovery and Reinvestment Tax Act of 2009, Grant Amortization Period	10 years
American Recovery and Reinvestment Tax Act of 2009, Grant Pass Through Amount	$ 34,600,000	$ 37,800,000
American Recovery and Reinvestment Tax Act of 2009, Grant Pass Through Interest Amount	$ 23,800,000	20,600,000
American Recovery and Reinvestment Tax Act of 2009, Total Grant Pass Through Amount		$ 58,500,000